FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04894
                                  ----------


                             FRANKLIN MANAGED TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          --------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------
Date of fiscal year end:  9/30
                         -------

Date of reporting period: 12/31/09
                          ---------

ITEM 1. SCHEDULE OF INVESTMENTS.

Franklin Managed Trust
Franklin Rising Dividends Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                     SHARES          VALUE
                                                                  -----------   --------------
    COMMON STOCKS 94.9%
    AEROSPACE & DEFENSE 5.7%
    United Technologies Corp.                                       1,676,730   $  116,381,829
                                                                                --------------
    BANKS 2.2%
    Hudson City Bancorp Inc.                                        2,473,099       33,955,649
    Peoples Bancorp Inc.                                              195,644        1,893,834
    TrustCo Bank Corp. NY                                             621,678        3,916,571
    U.S. Bancorp                                                      212,603        4,785,694
                                                                                --------------
                                                                                    44,551,748
                                                                                --------------
    COMMERCIAL & PROFESSIONAL SERVICES 2.2%
    ABM Industries Inc.                                             1,145,249       23,660,844
    Cintas Corp.                                                      758,600       19,761,530
    Superior Uniform Group Inc.                                       219,200        2,137,200
                                                                                --------------
                                                                                    45,559,574
                                                                                --------------
    CONSUMER DURABLES & APPAREL 1.2%
(a) Kid Brands Inc.                                                   684,019        2,996,003
    Leggett & Platt Inc.                                            1,097,590       22,390,836
                                                                                --------------
                                                                                    25,386,839
                                                                                --------------
    CONSUMER SERVICES 1.3%
    Hillenbrand Inc.                                                1,366,700       25,748,628
                                                                                --------------
    DIVERSIFIED FINANCIALS 0.9%
    State Street Corp.                                                424,000       18,460,960
                                                                                --------------
    ELECTRICAL EQUIPMENT 8.7%
    Brady Corp., A                                                  2,534,825       76,070,098
    Roper Industries Inc.                                           1,935,009      101,336,422
                                                                                --------------
                                                                                   177,406,520
                                                                                --------------
    FOOD & STAPLES RETAILING 5.1%
    Wal-Mart Stores Inc.                                            1,948,100      104,125,945
                                                                                --------------
    FOOD, BEVERAGE & TOBACCO 3.8%
    McCormick & Co. Inc.                                            2,146,400       77,549,432
                                                                                --------------
    HEALTH CARE EQUIPMENT & SERVICES 13.3%
    Beckman Coulter Inc.                                               45,600        2,984,064
    Becton, Dickinson and Co.                                       1,451,000      114,425,860
    Hill-Rom Holdings Inc.                                          1,210,900       29,049,491
    Stryker Corp.                                                     544,800       27,441,576
    Teleflex Inc.                                                     670,653       36,141,490
    West Pharmaceutical Services Inc.                               1,570,800       61,575,360
                                                                                --------------
                                                                                   271,617,841
                                                                                --------------
    HOUSEHOLD & PERSONAL PRODUCTS 6.8%
    Alberto-Culver Co.                                              1,135,550       33,260,260
    The Procter & Gamble Co.                                        1,753,500      106,314,705
                                                                                --------------
                                                                                   139,574,965
                                                                                --------------
    INDUSTRIAL CONGLOMERATES 1.4%
    Carlisle Cos. Inc.                                                813,729       27,878,356
                                                                                --------------
    INSURANCE 10.8%
    Aflac Inc.                                                      1,187,100       54,903,375
    Arthur J. Gallagher & Co.                                         874,700       19,689,497
    Erie Indemnity Co., A                                           1,733,082       67,624,859
    Mercury General Corp.                                             290,519       11,405,776
    Old Republic International Corp.                                4,381,050       43,985,742

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Managed Trust
Franklin Rising Dividends Fund
STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED) (CONTINUED)


    RLI Corp.                                                         426,359   $   22,703,617
                                                                                --------------
                                                                                   220,312,866
                                                                                --------------
    MACHINERY 6.4%
    Donaldson Co. Inc.                                                506,052       21,527,452
    Dover Corp.                                                     1,957,500       81,451,575
    Graco Inc.                                                        357,071       10,201,518
    Nordson Corp.                                                     302,749       18,522,184
                                                                                --------------
                                                                                   131,702,729
                                                                                --------------
    MATERIALS 11.7%
    Air Products and Chemicals Inc.                                   622,500       50,459,850
    Bemis Co. Inc.                                                  1,516,389       44,960,934
    Nucor Corp.                                                       958,400       44,709,360
    Praxair Inc.                                                    1,238,881       99,494,533
                                                                                --------------
                                                                                   239,624,677
                                                                                --------------
    PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 5.8%
    Abbott Laboratories                                             1,151,100       62,147,889
    Pfizer Inc.                                                     3,083,800       56,094,322
                                                                                --------------
                                                                                   118,242,211
                                                                                --------------
    RETAILING 5.1%
    Family Dollar Stores Inc.                                       3,661,800      101,907,894
(a) Sally Beauty Holdings Inc.                                        437,550        3,347,258
                                                                                --------------
                                                                                   105,255,152
                                                                                --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.0%(b)
    Cohu Inc.                                                          68,100          949,995
                                                                                --------------
    TECHNOLOGY HARDWARE & EQUIPMENT 2.5%
    International Business Machines Corp.                             394,600       51,653,140
                                                                                --------------
    TOTAL COMMON STOCKS (COST $1,620,170,990)                                    1,941,983,407
                                                                                --------------
    SHORT TERM INVESTMENTS 5.0%
    MONEY MARKET FUNDS 5.0%
(a) Bank of New York Institutional Cash Reserve Fund, B                46,869           37,495
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00%   101,810,315      101,810,315
                                                                                --------------
    TOTAL MONEY MARKET FUNDS (COST  $101,857,184)                                  101,847,810
                                                                                --------------
    TOTAL INVESTMENTS (COST $1,722,028,174) 99.9%                                 2,043,831,21
    OTHER ASSETS, LESS LIABILITIES 0.1%                                              2,217,533
                                                                                --------------
    NET ASSETS 100.0%                                                           $2,046,048,750
                                                                                ==============

(a)  Non-income producing.

(b)  Rounds to less than 0.1% of net assets.

(c) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.
Franklin Managed Trust
Franklin Rising Dividends Fund
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Managed Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (Fund).

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

3. INCOME TAXES

At December 31, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $1,722,407,877
                                             --------------
Unrealized appreciation                      $  459,747,750
Unrealized depreciation                        (138,324,410)
                                             --------------
Net unrealized appreciation (depreciation)   $  321,423,340
                                             --------------

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

Franklin Managed Trust
Franklin Rising Dividends Fund
NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED) (CONTINUED)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets carried at fair value:

                                         LEVEL 1      LEVEL 2   LEVEL 3        TOTAL
                                     --------------   -------   -------   --------------
ASSETS:
   Investments in Securities:
      Equity Investments(a)          $1,941,983,407   $    --     $--     $1,941,983,407
      Short Term Investments            101,810,315    37,495      --        101,847,810
                                     --------------   -------     ---     --------------
   Total Investments in Securities   $2,043,793,722   $37,495     $--     $2,043,831,217
                                     --------------   -------     ---     --------------

(a) For detailed industry descriptions, see the accompanying Statement of Investments.

5. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through February 22, 2010 and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.




ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MANAGED TRUST


By /s/LAURA F. FERGERSON
  -------------------------
      Laura F. Fergerson
      Chief Executive Officer -
       Finance and Administration
Date  February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  -------------------------
      Laura F. Fergerson
      Chief Executive Officer -
       Finance and Administration
Date  February 25, 2010



By /s/MATTHEW T. HINKLE
  ---------------------------
      Matthew T. Hinkle
      Chief Financial Officer and
       Chief Accounting Officer
Date  February 25, 2010